GENERAL AND ADMINISTRATIVE EXPENSE (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
General and administrative	CAD 86,319	CAD 103,870	CAD 105,041
Share-based compensation expense	26,546	22,558	21,548
General and Admin Expense
General and administrative	CAD 59,773	CAD 81,312	CAD 83,493